Loan to a third party	6 Months Ended
Mar. 31, 2025
Loan to a third party
Loan to a third party

Note 7 – Loan to a third party

The Company signed a revolving loan agreement with a third party to lend a revolving loan up to a maximum amount of $6 million from February 1, 2024 to September 30, 2025 at an annual interest rate of 6.5% per annum.